Taxation - Summary of Movements in Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Movement in deferred tax assets and liabilities [line items]
Deferred tax asset/(liability) at beginning of period		¥ 1,257	¥ (4,871)
(Charged)/credited to net profit		(167)	4,412
(Charged)/credited to other comprehensive income
- Available-for-sale securities		(16,260)	1,673
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders		4,880	8
- Others		88	35
Deferred tax asset/(liability) at end of period		(10,202)	1,257
Insurance [member]
Movement in deferred tax assets and liabilities [line items]
Deferred tax asset/(liability) at beginning of period	[1]	(5,308)	(6,737)
(Charged)/credited to net profit	[1]	1,985	1,421
(Charged)/credited to other comprehensive income
- Available-for-sale securities	[1]	0
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	[1]	4,880	8
- Others	[1]	0
Deferred tax asset/(liability) at end of period	[1]	1,557	(5,308)
Investments [member]
Movement in deferred tax assets and liabilities [line items]
Deferred tax asset/(liability) at beginning of period	[2]	3,927	(494)
(Charged)/credited to net profit	[2]	(2,428)	2,713
(Charged)/credited to other comprehensive income
- Available-for-sale securities	[2]	(16,260)	1,673
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	[2]	0
- Others	[2]	88	35
Deferred tax asset/(liability) at end of period	[2]	(14,673)	3,927
Others [member]
Movement in deferred tax assets and liabilities [line items]
Deferred tax asset/(liability) at beginning of period	[3]	2,638	2,360
(Charged)/credited to net profit	[3]	276	278
(Charged)/credited to other comprehensive income
- Available-for-sale securities	[3]	0
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	[3]	0
- Others	[3]	0
Deferred tax asset/(liability) at end of period	[3]	¥ 2,914	¥ 2,638

[1]	The deferred tax liabilities arising from the insurance category are mainly related to the change of long-term insurance contract liabilities at 31 December 2008 as a result of the first time adoption of IFRSs in 2009 and the temporary differences of short-term insurance contract liabilities and policyholder dividends payable.
[2]	The deferred tax arising from the investments category is mainly related to the temporary differences of unrealised gains/(losses) on available-for-sale securities, securities at fair value through profit or loss, and others.
[3]	The deferred tax arising from the others category is mainly related to the temporary differences of employee salaries and welfare costs payable.